COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Commitments Contingencies and Guarantess [Abstract]
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as follows:
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as at the following dates:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Brookfield Renewable along with institutional investors	$52	$51
Brookfield Renewable's subsidiaries	342	338
	$394	$389